Plant Relocation (Schedule of Plant Relocation Financial Statement Impact) (Details) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended						74 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2011 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] EUR (€)	Dec. 31, 2012 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2011 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2010 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2012 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2012 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] EUR (€)
Plant Relocation [Line Items]
Deferred proceeds	$ 0	$ 159	$ 0	€ 110	$ 0	[1]	$ 158	[1]	$ 0	[1]	$ 907	[1]
Costs expensed	7	47	26		7		47		26		113
Costs capitalized					35	[2]	171	[2]	305	[2]	1,127	[2]
Lease buyout					0		0		22		22
Employee termination benefits	6	22	32		0		8		0		8
Property, plant and equipment, net	3,350	3,269											22
Other assets, noncurrent	463	344											87
Increase (decrease) in accrued capital expenditures, plant relocation	$ (14)	$ (33)	$ (7)

[1]	Included in noncurrent Other liabilities in the consolidated balance sheets. Amounts reflect the US dollar equivalent at the time of receipt. Upon transfer of title to Fraport, the deferred proceeds will be recognized in the consolidated statements of operations. Such proceeds will be reduced by assets of €22 million included in Property, plant and equipment, net and €87 million included in noncurrent Other assets in the consolidated balance sheets, to be transferred to Fraport or otherwise disposed.
[2]	Includes a decrease in accrued capital expenditures of $14 million, $33 million and $7 million for the years ended December 31, 2012, 2011 and 2010, respectively.